Loans and borrowings (Details) $ in Millions, $ in Millions		Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 95,060,928		$ 46,731,754
Current		9,206,283		4,923,346
Non-current		85,854,645		41,808,408
2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	9,206,283		4,923,346
Other local currency
Disclosure of detailed information about borrowings [line items]
Borrowings		7,881,775		3,044,437
Other foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 87,179,153		$ 43,687,317
Bonds [Member] | Other local currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		9.10%	9.10%	6.40%	6.40%
Borrowings		$ 4,941,024		$ 1,084,461
Bonds [Member] | Other foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[2]	5.70%	5.70%	6.00%	6.00%
Borrowings	[2]	$ 66,603,695		$ 33,944,548
Syndicated Loan [Member] | Other local currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.40%	5.40%	5.60%	5.60%
Borrowings		$ 600,452		$ 811,079
Lease liabilities. | Other local currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[3]	6.30%	6.30%	6.60%	6.60%
Borrowings	[3]	$ 823,922		$ 836,489
Lease liabilities. | Other foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[3]	6.00%	6.00%	6.10%	6.10%
Borrowings	[3]	$ 341,177		$ 218,709
Commercial loans [Member] | Other local currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.80%	7.80%	6.30%	6.30%
Borrowings		$ 1,516,377		$ 312,408
Commercial loans [Member] | Other foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[4]	3.50%	3.50%	3.60%	3.60%
Borrowings	[4]	$ 18,750,580		$ 8,247,014
Loans From Related Parties [Member] | Other foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.30%	0.30%	0.80%	0.80%
Borrowings		$ 1,483,701		$ 1,277,046
Committed credit line
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 665		$ 665
Other local currency
Disclosure of detailed information about borrowings [line items]
Borrowings		7,881,775		3,044,437
Other local currency | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	889,690		581,958
Other local currency | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		4,941,024		1,084,461
Other local currency | Bonds [Member] | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	290,858		65,829
Other local currency | Lease liabilities.
Disclosure of detailed information about borrowings [line items]
Borrowings		823,922		836,489
Other local currency | Lease liabilities. | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	188,477		167,059
Other local currency | Commercial loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,516,377		312,408
Other local currency | Commercial loans [Member] | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	170,758		106,410
Other foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		87,179,153		43,687,317
Other foreign currency | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	8,316,593		4,341,388
Other foreign currency | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		66,603,695		33,944,548
Other foreign currency | Bonds [Member] | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	3,275,138		1,905,325
Other foreign currency | Lease liabilities.
Disclosure of detailed information about borrowings [line items]
Borrowings		341,177		218,709
Other foreign currency | Lease liabilities. | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	100,046		60,424
Other foreign currency | Commercial loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		18,750,580		8,247,014
Other foreign currency | Commercial loans [Member] | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	3,457,708		1,098,593
Other foreign currency | Loans From Related Parties [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,483,701		1,277,046
Other foreign currency | Loans From Related Parties [Member] | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	$ 1,483,701		$ 1,277,046

[1]	Includes short-term credit and the current portion of long-term debt, as applicable.
[2]	On October 27, public debt bonds were issued for USD $2,000 million, with maturity of 10 and 30 years, at coupon rates of 4.625% and 5.875%, respectively, to partially refinance the loan obtained for the acquisition of 51.4% of Interconexión Eléctrica S.A. (ISA). The movement of foreign currency bonds also corresponds to the increase in the exchange rate.
[3]	Corresponds to present value of the payments to be made during the term of the operative lease contracts of pipelines, tanks, property, and vehicles, recognized by the implementation of IFRS 16 – Leases (See Note 16).
[4]	Corresponds mainly to the credit with international banks for the acquisition of ISA for USD$3,672 million (the equivalent value in pesos received corresponds to $14,190,267) subscribed between Ecopetrol and Banco Santander S.A., Citibank N.A., JPMorgan Chase Bank, N.A., and The Bank of Nova Scotia, each with a 25% participation. The main conditions of the financing are: (i) payment of 100% principal at maturity within a period of 2 years from the date of subscription of the contract; (ii) an interest rate of Libor USD (3M) + 80 basis points and (iii) an initial aggregate commission of 30 basis points. The Costs related to the issuance of debt correspond to $42,699 (Note 12).